Equity (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Equity (Details) [Line Items]
Common stock, shares outstanding	680,600		680,600		680,600
Stock based compensation shares			8,180
Option vesting percenatge			25.00%
Compensation expense	$ 188,657	$ 100,571	$ 388,814	$ 208,364
Unrecognized compensation	$ 1,855,864		$ 1,855,864
Weighted average period			25 months
Weighted average contractual life of exercisable options			5 years 11 months 26 days
Series A Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares outstanding	334,800		334,800		334,800
Conversion price	$ 8.96		$ 8.96
Series B Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares outstanding	725,426		725,426		725,426
Conversion price	$ 27.57		$ 27.57
Common Stock Repurchase Agreements [Member]
Equity (Details) [Line Items]
Common stock outstanding	950,000		950,000